Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP: 58-1111076 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Unrealized Gain (Loss) on Investment	$ 41,148,184
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	1,433,507
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	42,581,691
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	496,290
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	7,575,408
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	21,043,217
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	4,927,826
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	33,546,451
EBP, Change in Net Asset Available for Benefit, Increase	76,624,432
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	34,093,338
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	297,460
EBP, Change in Net Asset Available for Benefit, Decrease	34,390,798
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	42,233,634
EBP, Net Asset Available for Benefit	337,067,466
EBP, Traditional Guaranteed Investment Contract
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Contract Value	$ 13,917,631